Advances to Suppliers, Net (Tables)	12 Months Ended
Jun. 30, 2026
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers, Net

Advances to suppliers, net consisted of the following:

	As of June 30,
	2026	2025
Advances for products and services purchased from third parties	$7,172,691	$5,699,738
Less: allowance for doubtful accounts*	(1,427,202)	—
Advances to suppliers, net	$5,745,489	$5,699,738